Equity - (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of fair value of warrants [Table Text Block]
	Jun-30		Dec-31
	2026	2025	2025

Balance as of January 1	12,659	17,092	17,092
Exercise of warrants	(176)	(477)	(2,275)
Revaluation of warrants accounted at fair value	(7,747)	2,377	(2,158)
Balance at the end of the period	4,736	18,992	12,659